Average Annual Total Returns - LVIP SSGA Emerging Markets Equity Index	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class Since Inception	Service Class Inception Date	MSCI Emerging Market Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI Emerging Market Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	17.20%	16.49%	Nov. 01, 2018	16.91%	16.20%	Nov. 01, 2018	18.31%	17.56%